[LOGO]

                                   THE FIRST
                                  COMMONWEALTH
                                   FUND, INC.

--------------------------------------------------------------------------------

                                     [LOGO]
                                    Aberdeen
                                 ASSET MANAGERS

                                   MANAGED BY
                                 ABERDEEN ASSET
                                 MANAGERS (C.I.)
                                     LIMITED

--------------------------------------------------------------------------------
Quarterly Report January 31, 2001

Highlights

o 9.0% cash distribution rate for the previous 12 months based on a share price of $9.46 on January 31, 2001

o     88.2% invested in securities rated or deemed equivalent to AA/Aa or better

o     5.8% of total assets invested in Asian debt securities

o     Introduction of a Buy-Back Program

                               [GRAPHIC OMITTED]

                               www.equitilink.com
                                   NYSE - FCO

                       Managed by Aberdeen Asset Managers
                                 (C.I.) Limited

                  Advised by Aberdeen Asset Management Limited

                      ALL AMOUNTS ARE IN US DOLLARS UNLESS
                                OTHERWISE STATED
                                                          letter to Shareholders
================================================================================
                                                                  March 16, 2001

Dear Shareholder,

      We present this Quarterly Report which covers the activities of The First Commonwealth Fund, Inc. (the "Fund") for the three months ended January 31, 2001. Included in this report is a review of the Australian, Canadian, New Zealand, United Kingdom and selected Asian economies and investment markets, together with an overview of the Fund's investments prepared by the Investment Manager, Aberdeen Asset Managers (C.I.) Limited.

High Credit Quality: 88.2% of Securities Rated or Deemed Equivalent to AA/Aa or Better

      The Fund's high credit quality has been maintained. Over 88.2% of assets are rated AA/Aa or better, or are considered of equivalent quality by the Investment Manager. An additional 9.4% is held in A rated securities.

Distributions: 9.0% Annual Cash Distribution Rate

      Distributions to common shareholders for the year ended January 31, 2001 totaled 85.5 cents per share. Based on the share price of $9.46 on January 31, 2001, the cash distribution rate over the last 12 months was 9.0%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those US investors who are able to claim a tax credit.

      On March 15, 2001, the Board of Directors declared a 7.0 cent per share monthly distribution. It is the Board's policy to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. The Board intends to review the distribution policy and the current monthly distribution rate of
7.0 cents per share on a quarterly basis, with the next scheduled review to take place in June 2001.

Net Asset Value Performance: 6.2% Per Annum Return Since Inception

      The Fund's Net Asset Value (NAV) returned 6.6% over the three months to January 31, 2001. Since inception, the Fund's NAV has returned 6.2% per annum to January 31, 2001. On January 31, 2001, the Fund's share price was $9.46, which represented a discount of 11.67% to the NAV of $10.71.

Asian Investments: 5.8% of Total Assets Invested in Asian Debt Securities

      As of January 31, 2001, 5.8% of the Fund's total assets were held in Asian debt securities, a sector that presents attractive opportunities. The Fund's ability to increase its investment in Asian markets remains constrained by currency repatriation issues.

Board Approval of Buy-Back Program

      At the special Board Meeting held on March 1, 2001, the Fund's Board of Directors approved a buy-back program with the objective of improving shareholder value.

Board Approval of Change to Fund Name

      Following the acquisition of the Fund's investment manager and investment advisor by Aberdeen Asset Management, PLC ("Aberdeen"), the name of the investment manager was changed to Aberdeen Asset Managers (C.I.) Limited, and the name of the investment advisor was changed to Aberdeen Asset Management Limited. In order to reflect this change in ownership, the Board has approved that the Fund's name will be changed to Aberdeen Commonwealth Income Fund, Inc., effective on May 1, 2001.

                                               The First Commonwealth Fund, Inc.
================================================================================

      Worldwide, the Aberdeen Group manages funds in excess of US$40 billion, with offices in the U.K., U.S., Europe, Hong Kong, Australia and Singapore. With an extensive global coverage and depth of experience, Aberdeen brings invaluable skills and expertise to the management of the Fund.

Appointment of new Chairman and President

      The Board has appointed Mr. Martin Gilbert as the new Chairman of the Fund and Mr. Hugh Young as President, and wish to extend their sincere thanks to the outgoing Chairman and President, Messrs. Brian M. Sherman and Laurence S. Freedman, who have provided the Fund with their invaluable skills and expertise since the Fund's inception.

      For information about the Fund, including weekly updates of share price, NAV, and details of recent distributions, contact Aberdeen Asset Management, Investor Relations, by:

      o calling toll free on 1-800-552-5465 or 1-212-968-8800 in the United States,

      o     email to InvestorRelations@equitilinkny.com, or

      o     visiting the website at www.equitilink.com.

Yours sincerely,


/s/ Martin J. Gilbert                                                  [LOGO]
                                                                     THE FIRST
Martin J. Gilbert                                                   COMMONWEALTH
Chairman                                                             FUND, INC.

================================================================================

      Your Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

      The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

      Therefore the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund's fiscal year, October 31.

      However, under the U.S. Investment Company Act of 1940, the Fund is required to indicate the source of each distribution to shareholders.

      The Fund estimates that distributions for the fiscal year commencing November 1, 2000, including the distribution paid on March 9, 2001 are made up of 64.2% net investment income, 2.5% realized capital gains and 33.3% return of paid-in capital.

      This estimated distribution composition will vary from month to month because it may be materially impacted by future realized capital gains and losses on securities and fluctuations in the value of currencies in which Fund assets are denominated.

      In January 2002, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.

================================================================================

Dividend Reinvestment and Cash Purchase Plan   The First Commonwealth Fund, Inc.
================================================================================

      We invite you to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan ("the Plan") which allows you to automatically reinvest your distributions in shares of the Fund's common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per month. Under this arrangement, the Plan Agent will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month. As a participant in the Plan, you will have the convenience of:

      Automatic reinvestment--the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

      Lower costs--shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

      Convenience--the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.

      To request a brochure containing information on the Plan, together with an authorization form, please contact the Plan Agent, State Street Bank & Trust Company, P.O. Box 8200 Boston, MA 02266 or toll free on 1-800-451-6788.

Report of the Investment Manager               The First Commonwealth Fund, Inc.
================================================================================

Share Price Performance

      On January 31, 2001, the Fund's share price was $9.46, which represented a discount of 11.67% to the NAV of $10.71. At the date of this report, the share price was $9.38 representing a discount of 7.77% to the NAV of $10.17.

Auction Market Preferred Stock (AMPS)

      The Fund's $30 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 6.29% over the quarter, compared with 6.28% for 30-day U.S. commercial paper over the same period. These rates have decreased since the last quarter, due to the lowering of interest rates by the U.S. Federal Reserve during the quarter.

      The Fund is a leveraged Fund. Over the past year, the U.S. dollar has strengthened against virtually all other currencies in the world. This has resulted in a negative impact for common shareholders. However, over this quarter, the AMPS contributed positively to the Fund's NAV as a result of the appreciating Australian dollar.

      The Manager expects that in the medium to longer term this situation will rectify itself and that the AMPS process will be a positive contribution to Fund performance.

Portfolio Composition                          The First Commonwealth Fund, Inc.
================================================================================

GEOGRAPHIC COMPOSITION

      The table below shows the geographic composition of the Fund's total investments as of January 31, 2001, compared with the previous quarter and previous year.

     TABLE 1: THE FIRST COMMONWEALTH FUND, INC.--GEOGRAPHIC ASSET ALLOCATION

--------------------------------------------------------------------------------
                      January 31, 2001     October 31, 2000     January 31, 2000
                               %                    %                   %
--------------------------------------------------------------------------------
Australia                    24.7                 24.0                24.6
--------------------------------------------------------------------------------
Canada                       33.3                 35.8                31.6
--------------------------------------------------------------------------------
New Zealand                   3.7                  3.3                 5.9
--------------------------------------------------------------------------------
United Kingdom               29.4                 29.4                30.5
--------------------------------------------------------------------------------
United States*                3.1                  3.8                 1.3
--------------------------------------------------------------------------------
Asia                          5.8                  3.7                 6.1
--------------------------------------------------------------------------------
Total Portfolio             100.0                100.0               100.0
--------------------------------------------------------------------------------

* It is the policy of the Investment Manager to maintain a portion of the Fund's investments in US short-term securities to cover distributions and expenses.

CURRENCY COMPOSITION

      The table below shows the currency composition of the Fund's total investments as of January 31, 2001, compared with the previous quarter and previous year.

         TABLE 2: THE FIRST COMMONWEALTH FUND, INC.--CURRENCY ALLOCATION

--------------------------------------------------------------------------------
                        January 31, 2001    October 31, 2000    January 31, 2000
                                %                   %                   %
--------------------------------------------------------------------------------
Australian Dollar             24.7                24.0                24.6
--------------------------------------------------------------------------------
Canadian Dollar               33.3                35.8                31.6
--------------------------------------------------------------------------------
New Zealand Dollar             3.7                 3.3                 5.9
--------------------------------------------------------------------------------
British Pound                 29.4                29.4                30.5
--------------------------------------------------------------------------------
United States Dollar*          3.1                 3.8                 3.6
--------------------------------------------------------------------------------
Asian Currencies               5.8                 3.7                 3.8
--------------------------------------------------------------------------------
Total Portfolio              100.0               100.0               100.0
--------------------------------------------------------------------------------

*Includes Asian Yankee bond investments.

Portfolio Composition (continued)              The First Commonwealth Fund, Inc.
================================================================================

MATURITY COMPOSITION

      On January 31, 2001, the average maturity of the Fund's assets was 8.0 years, decreased from 8.3 years last quarter. The Fund's duration was 5.1 years on January 31, 2001, which remained relatively unchanged over the quarter. The table below shows the maturity composition of the Fund's total investments as of January 31, 2001:

          TABLE 3: THE FIRST COMMONWEALTH FUND, INC.--MATURITY ANALYSIS

--------------------------------------------------------------------------------
                    Less than 1 year    1-5 years    5-10 years    Over 10 years
                            %               %             %              %
--------------------------------------------------------------------------------
Australia                  19.2            33.5         37.6             9.7
--------------------------------------------------------------------------------
Canada                     21.2            24.6         13.3            40.9
--------------------------------------------------------------------------------
New Zealand                50.6            24.9         24.5              --
--------------------------------------------------------------------------------
United Kingdom              9.8            25.1         26.5            38.6
--------------------------------------------------------------------------------
United States             100.0              --           --              --
--------------------------------------------------------------------------------
Asia                        1.9            86.0         12.1              --
--------------------------------------------------------------------------------
Total Portfolio            20.0            29.1         23.2            27.7
--------------------------------------------------------------------------------

SECTORAL COMPOSITION

      The table below shows the sectoral composition of the Fund's total investments as of January 31, 2001:

        TABLE 4: THE FIRST COMMONWEALTH FUND, INC.--SECTORAL COMPOSITION

--------------------------------------------------------------------------------
                              Provincial/   Utilities/
                  Sovereign      State     Supranational  Corporate    Cash or
                 Govt. Bonds     Bonds         Bonds        Bonds    Equivalent
                      %            %             %            %           %
--------------------------------------------------------------------------------
Australia           10.3         11.0          1.8           0.5         1.1
--------------------------------------------------------------------------------
Canada              23.0          6.4          0.5           1.4         2.0
--------------------------------------------------------------------------------
New Zealand          0.3           --          1.4           0.7         1.3
--------------------------------------------------------------------------------
United Kingdom      21.6           --          3.1           4.2         0.5
--------------------------------------------------------------------------------
United States         --           --           --            --         3.1
--------------------------------------------------------------------------------
Asia                 3.8          0.6          0.2           0.1         1.1
--------------------------------------------------------------------------------
Total Portfolio     59.0         18.0          7.0           6.9         9.1
--------------------------------------------------------------------------------

Portfolio Composition (continued)              The First Commonwealth Fund, Inc.
================================================================================

QUALITY OF INVESTMENTS

      On January 31, 2001, 88.2% of the Fund's assets were invested in securities where either the issue or the issuer was rated at least "AA" by Standard & Poor's Corporation or "Aa" by Moody's Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund's portfolio as of January 31, 2001.

            TABLE 5: THE FIRST COMMONWEALTH FUND, INC.--ASSET QUALITY

--------------------------------------------------------------------------------
                     AAA/Aaa        AA/Aa         A         BBB/Baa       BB/Ba*
                        %             %           %            %             %
--------------------------------------------------------------------------------
Australia            75.1           20.8         4.1           --           --
--------------------------------------------------------------------------------
Canada                6.1           81.8        12.1           --           --
--------------------------------------------------------------------------------
New Zealand          33.8           51.1        15.1           --           --
--------------------------------------------------------------------------------
United Kingdom       64.7           24.9        10.4           --           --
--------------------------------------------------------------------------------
United States       100.0             --          --           --           --
--------------------------------------------------------------------------------
Asia                 26.3            0.7        14.5         58.5           --
--------------------------------------------------------------------------------
Total Portfolio      45.8           42.4         9.4          2.4           --
--------------------------------------------------------------------------------

*Below Investment Grade

Market Review and Outlook                      The First Commonwealth Fund, Inc.
================================================================================

Australia

      As economic growth moderated in Australia during the second half of 2000, the composition of growth changed, with a strong external sector taking over from the slowing domestic interest sensitive sectors. It is likely that the sources of growth will rotate again as export growth eases, and the housing sector builds on recent signs of recovery. The Australian economy appears set to maintain a more moderate pace of growth in coming months.

      After maintaining steady policy since mid-2000, The Reserve Bank of Australia (RBA) has commenced its easing cycle, cutting its benchmark interest rate half a percentage point to 5.75%. In line with other global central banks, the RBA has communicated a willingness to ease monetary policy in order to sustain economic growth within a softer global economic environment. It is anticipated that a more moderate pace of growth than the RBA has previously expected will result in further easings in 2001.

      Bonds have strengthened over the quarter, as US activity data suggested a deceleration in GDP. The benchmark ten-year bond closed at 5.35%, from 6.19% on October 31, 2000. Bank bill yields fell in line with official interest rates, closing the quarter at 5.82%.

      With the US Federal Reserve having already announced 100 basis points of monetary easing, short-term interest rate differentials have now moved back in the Australian dollar's favor. As the market anticipates a more aggressive easing cycle in the US than domestically, it is expected that interest rate differentials will continue to lend support to the currency in 2001. The Australian dollar strengthened over the quarter, closing at $0.55.

      The current account position has improved considerably. After peaking in late 1999 at 6% of GDP, it is now running at a pace of only 3% of GDP. This has been aided by robust export demand over the quarter, with a strong external sector taking over from the slowing domestic interest sensitive sectors of construction and consumption.

Canada

      As the US economy slows, Canadian GDP growth is expected to slow below trend during 2001. Inflation has been well contained however, with core inflation remaining benign at the center of the Bank of Canada's 1-3% target band. This has allowed the bank to initially ease monetary policy by 25 basis points, and will allow for further policy easings to combat slowing production.

      Canada's employment growth was recorded at 2.2% year-on-year in January. Bonds strengthened over the quarter, with yields falling from 5.81% to 5.39%.

      Cash interest rates in Canada are now in line with US rates, and as a result some of the pressure on the Canadian dollar has been removed. The Canadian dollar appreciated over the quarter, closing at $0.67.

Market Review and Outlook (concluded)          The First Commonwealth Fund, Inc.
================================================================================

New Zealand

      Business and consumer confidence in New Zealand have recovered sharply over recent months, with the Reserve Bank of New Zealand's survey showing the strongest quarterly rebound in its 31 year history. As the New Zealand bond market anticipated cuts in interest rates, bond yields strengthened over the period, falling from 6.69% to 6.07%. Moderate inflation pressures are expected to result in further monetary policy tightening in 2001.

      The New Zealand dollar has strengthened, closing the quarter at $0.44. Current growth is being underpinned by a strong external sector, although this combination is likely to shift further into the year as export growth moderates and domestic demand improves.

United Kingdom

      The impact of the earlier strength of the Sterling on the UK economy's export and production sectors was reflected in GDP growth, which moderated through 2000 to around its long-run trend level of 2.9%.

      Inflation pressures have continued to ease in the UK, with 19 consecutive readings below the Government's 2.5% target. The symmetry of the inflation target has allowed The Bank of England to take swift policy action, recently easing policy by 25 basis points, with further easings of this magnitude expected. An impending General election may anticipate a recycling of budget surplus via tax cuts.

      The pound appreciated against the US dollar, to close at $1.46.

Asia

Domestic and Yankee ($US denominated) bonds

      With slowing global activity, Asian bonds underperformed the strong rally in global bond markets during the quarter.

      Signs of economic slowdown have emerged in Asia over the quarter, reflected in wider credit spreads through late 2000. The easing of monetary policy by the US Federal Reserve however, allowed a sharp contraction in credit spreads during January.

      Asian Yankee bond yields fell over the quarter.

Currencies

      Most Asian currencies appreciated against the US dollar, with the exception of the South Korean Won. The Malaysian Ringgit remains pegged to the US dollar.

Summary of Key Rates                           The First Commonwealth Fund, Inc.
================================================================================

           The following table summarizes the movements of key interest rates and currencies over the last three and twelve month periods.

================================================================================
                          January 31, 2001   October 31, 2000   January 31, 2000
--------------------------------------------------------------------------------
Australia
    90 day bank bills             5.82%              6.43%              5.59%
    10 year bonds                 5.35%              6.19%              7.17%
    Australian Dollar          $  0.55            $  0.52            $  0.64
Canada
    90 day bank bills             5.12%              5.64%              5.13%
    10 year bonds                 5.39%              5.81%              6.54%
    Canadian Dollar            $  0.67            $  0.66            $  0.69
New Zealand
    90 day bank bills             6.41%              6.65%              5.80%
    10 year bonds                 6.07%              6.69%              7.46%
    NZ Dollar                  $  0.44            $  0.39            $  0.50
United Kingdom
    90 day bank bills             5.58%              5.87%              5.85%
    10 year bonds                 4.84%              5.16%              5.74%
    British Pound              $  1.46            $  1.45            $  1.61
South Korea
    90 day bank bills             6.55%              7.11%              6.88%
    5 year bonds                  5.95%              7.95%              9.58%
    South Korean Won*          W  1257            W  1137            W  1125
Thailand
    90 day bank bills             3.25%              3.00%              3.70%
    10 year bonds                 4.00%              5.31%              7.63%
    Thai Baht*                 B  42.5            B    44            B    37
Philippines
    90 day bank bills            11.46%             18.79%              9.75%
    10 year bonds                16.30%             19.27%             14.87%
    Philippines Peso*          P    49            P    52            P    40
Malaysia
    90 day bank bills             3.50%              3.50%              6.80%
    10 year bonds                 4.98%              5.68%              5.96%
    Malaysian Ringgit*         R   3.8            R   3.8            R   3.8
Singapore
    90 day bank bills             5.12%              2.38%              1.23%
    10 year bonds                 4.14%              4.33%              4.47%
    Singapore Dollar*          S$ 1.74            S$ 1.76            S$ 1.70
US$ Yankee Bonds**
    South Korea                   7.23%              8.13%              8.26%
    Thailand                      6.37%              7.40%              8.28%
    Philippines                  10.68%             12.11%              9.63%

* These currencies are quoted Asian currency per US dollar. The Australian, Canadian and New Zealand dollars and British pound are quoted US dollars per currency.
**    Sovereign issues.

Aberdeen Asset Managers (C.I.) Limited

March 2001

Portfolio of Investments January 31, 2001      The First Commonwealth Fund, Inc.
================================================================================

--------------------------------------------------------------------------------
Principal Amount
Local Currency(a)                                                        Value
     (000)               Description                                     (US$)
--------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS--90.0%
                 AUSTRALIA--23.3%
                 Government Bonds--10.2%
                 Commonwealth of Australia,
A$        1,500  12.00%, 11/15/01 ................................       864,446
          3,000  10.00%, 10/15/02 ................................     1,780,670
          2,000  9.50%, 8/15/03 ..................................     1,217,138
          1,000  10.00%, 2/15/06 .................................       668,011
          1,000  10.00%, 10/15/07 ................................       696,545
          2,700  8.75%, 8/15/08 ..................................     1,800,315
          2,500  7.50%, 9/15/09 ..................................     1,577,199
          3,500  6.50%, 5/15/13 ..................................     2,108,552
                                                                      ----------
                                                                      10,712,876
                                                                      ----------
                 Government Banks
                 Export Finance & Insurance
                    Corporation,
          3,750  11.00%, 12/29/04 ................................     2,435,553
                                                                      ----------
                 Total Australian
                    government bonds
                    (cost US$15,882,170) .........................    13,148,429
                                                                      ----------
                 Semi-Government Bonds--10.9%
                 New South Wales--2.9%
                 New South Wales Treasury
                    Corporation,
          2,000  8.00%, 12/01/01 .................................     1,120,675
          1,500  7.00%, 4/01/04 ..................................       865,162
          1,500  7.00%, 12/01/10 .................................       901,980
                 First Australian National
                    Mortgage Acceptance
                    Corporation, Series 22,
          1,421  11.40%, 12/15/01 ................................       817,315
                                                                      ----------
                                                                       3,705,132
                                                                      ----------
                 Queensland--4.1%
                 Queensland Treasury
                    Corporation,
          3,000  8.00%, 8/14/01 ..................................     1,666,712
          2,000  8.00%, 5/14/03 (Global) .........................     1,164,616
          1,000  8.00%, 9/14/07 ..................................       624,107
          1,000  8.00%, 9/14/07 (Global) .........................       624,880
            500  6.00%, 7/14/09 ..................................       281,226
          1,750  6.00%, 6/14/11 ..................................       983,265
                                                                      ----------
                                                                       5,344,806
                                                                      ----------
                 South Australia--0.2%
                 South Australia Finance
                    Authority,
            500  12.50%, 5/08/01 .................................       278,470
                                                                      ----------
                 Victoria--3.2%
                 State Electricity Commission
                    of Victoria,
            535  10.50%, 5/27/03 .................................       324,931
                 Treasury Corporation
                    of Victoria,
          1,000  9.00%, 6/27/05 ..................................       619,675
          1,500  10.25%, 11/15/06 ................................     1,016,875
          4,000  5.50%, 9/15/10 ..................................     2,162,583
                                                                      ----------
                                                                       4,124,064
                                                                      ----------
                 Western Australia--0.5%
                 Western Australia Treasury
                    Corporation,
          1,000  10.00%, 7/15/05 .................................       648,785
                                                                      ----------
                 Total Australian semi-
                    government bonds
                    (cost US$16,482,209) .........................    14,101,257
                                                                      ----------
                 Supranational--0.8%
                    Federal National Mortgage
                    Association, Series EMTN,
          2,000  6.375%, 8/15/07 .................................     1,132,779
                                                                      ----------
                 Total Australian
                    supranational bonds
                    (cost US$1,027,853) ..........................     1,132,779
                                                                      ----------

Portfolio of Investments
January 31, 2001 (continued)                   The First Commonwealth Fund, Inc.
================================================================================

--------------------------------------------------------------------------------
Principal Amount
Local Currency(a)                                                        Value
     (000)               Description                                     (US$)
--------------------------------------------------------------------------------
                 Utilities--0.9%
                 Telstra Corp.,
A$        2,000  11.50%, 10/15/02 ................................     1,201,654
                                                                      ----------
                 Total Australian utility bonds
                    (cost US$1,745,314) ..........................     1,201,654
                                                                      ----------
                 Banking and Finance--0.2%
                 ING Mercantile Mutual
                    Bank Ltd.,
            500  7.125%, 3/13/02 .................................       278,278
                                                                      ----------
                 Total Australian banking and
                    finance bonds
                    (cost US$379,513) ............................       278,278
                                                                      ----------
                 Corporate Non-Banks--0.3%
                 GE Capital Australia,
            600  6.75%, 9/15/07 ..................................       344,404
                                                                      ----------
                 Total Australian corporate
                    non-bank bonds
                    (cost US$337,037) ............................       344,404
                                                                      ----------
                 Total Australian
                    long-term investments
                    (cost US$35,854,096) .........................    30,206,801
                                                                      ----------
                 CANADA--31.1%
                 Government Bonds--22.8%
                 Canadian Government,
C$        5,500  7.50%, 3/01/01 ..................................     3,671,069
          6,000  8.50%, 4/01/02 ..................................     4,159,112
          5,000  5.25%, 9/01/03 ..................................     3,354,178
          2,500  7.25%, 6/01/07 ..................................     1,837,485
          2,000  5.50%, 6/01/09 ..................................     1,343,203
          1,000  10.75%, 10/01/09 ................................       904,807
          3,000  10.25%, 3/15/14 .................................     2,847,941
          4,000  8.00%, 6/01/23 ..................................     3,396,172
          8,000  9.00%, 6/01/25 ..................................     7,481,583
                 Canada (Cayman),
            750  7.25%, 6/01/08 ..................................       536,486
                                                                      ----------
                 Total Canadian
                    government bonds
                    (cost US$31,642,169) .........................    29,532,036
                                                                      ----------
                 Semi-Government Bonds--6.4%
                 British Columbia--1.9%
                 Province of British Columbia,
          1,000  10.15%, 8/29/01 .................................       684,740
          2,000  9.50%, 1/09/12 ..................................     1,707,065
                                                                      ----------
                                                                       2,391,805
                                                                      ----------
                 Montreal--0.5%
                 Ville de Montreal,
          1,000  6.375%, 2/15/01 .................................       666,417
                                                                      ----------
                 Ontario--0.9%
                 Ontario Hydro,
            500  8.50%, 5/26/25 ..................................       423,746
                 Province of Ontario,
          1,000  8.75%, 4/22/03 ..................................       716,946
                                                                      ----------
                                                                       1,140,692
                                                                      ----------
                 Quebec--2.7%
                 Quebec Hydro,
          1,500  7.00%, 6/01/04 ..................................     1,048,281
          1,000  5.34167%, 1/28/05 (b) ...........................       664,201
          2,000  9.625%, 7/15/22 .................................     1,810,934
                                                                      ----------
                                                                       3,523,416
                                                                      ----------
                 Toronto--0.4%
                 Metropolitan Municipality
                    of Toronto,
            750  9.625%, 5/14/02 .................................       525,040
                                                                      ----------
                 Total Canadian
                    semi-government bonds
                    (cost US$8,740,867) ..........................     8,247,370
                                                                      ----------
                 Utilities--0.5%
                 Bell Telephone Company
                    of Canada,
            500  10.50%, 7/15/09 .................................       358,051
                 Tokyo Electric Power Company,
            500  10.50%, 6/14/01 .................................       338,898
                                                                      ----------
                 Total Canadian utility bonds
                    (cost US$879,375) ............................       696,949
                                                                      ----------

Portfolio of Investments
January 31, 2001 (continued)                   The First Commonwealth Fund, Inc.
================================================================================

--------------------------------------------------------------------------------
Principal Amount
Local Currency(a)                                                        Value
     (000)               Description                                     (US$)
--------------------------------------------------------------------------------
                 Banking and Finance--1.1%
                 Bank of Nova Scotia,
C$        1,000  10.35%, 7/19/01 .................................       681,014
                 Credit Local de France,
          1,000  6.75%, 3/21/06 ..................................       694,922
                                                                      ----------
                 Total Canadian banking and
                    finance bonds
                    (cost US$1,582,060) ..........................     1,375,936
                                                                      ----------
                 Corporate Non-Banks--0.3%
                 Procter & Gamble Company,
            500  10.875%, 8/15/01 ................................       342,163
                                                                      ----------
                 Total Canadian corporate
                    non-bank bonds
                    (cost US$453,347) ............................       342,163
                                                                      ----------
                 Total Canadian
                    long-term investments
                    (cost US$43,297,817) .........................    40,194,454
                                                                      ----------
                 MALAYSIA--0.6%
                 Semi-Government Bonds--0.6%
                 Danamodal Nasional Berhad,
MYR       3,100  0.00%, 10/21/03 .................................       733,083
                                                                      ----------
                 Total Malaysia
                    long term investments
                    (cost US$713,606) ............................       733,083
                                                                      ----------
                 NEW ZEALAND--2.4%
                 Government Bonds--0.3%
                 Canadian Government,
NZ$       1,000  6.625%, 10/03/07 ................................       440,835
                                                                      ----------
                 Total New Zealand
                    government bonds
                    (cost US$557,544) ............................       440,835
                                                                      ----------
                 Utilities--1.3%
                 Electricity Corporation of
                    New Zealand Ltd.,
          1,750  10.00%, 10/15/01 ................................       791,572
          1,000  8.00%, 2/15/03 ..................................       457,922
                 TCNZ Finance Limited,
          1,000  9.25%, 7/01/02 ..................................       457,200
                                                                      ----------
                 Total New Zealand
                    utility bonds
                    (cost US$2,335,301) ..........................     1,706,694
                                                                      ----------
                 Banking and Finance--0.2%
                 Transpower Finance Ltd.,
            500  8.00%, 6/15/05 ..................................       232,901
                                                                      ----------
                 Total New Zealand banking and
                    finance bonds
                    (cost US$348,382) ............................       232,901
                                                                      ----------

Portfolio of Investments
January 31, 2001 (continued)                   The First Commonwealth Fund, Inc.
================================================================================

--------------------------------------------------------------------------------
Principal Amount
Local Currency(a)                                                        Value
     (000)               Description                                     (US$)
--------------------------------------------------------------------------------
                 Corporate Non-Banks--0.6%
                 Housing New Zealand,
NZ$       1,500  8.00%, 11/15/06 .................................       714,073
                                                                      ----------
                 Total New Zealand corporate
                    non-bank bonds
                    (cost US$806,899) ............................       714,073
                                                                      ----------
                 Total New Zealand
                    long-term investments
                    (cost US$4,048,126) ..........................     3,094,503
                                                                      ----------
                 PHILIPPINES--0.2%
                 Government Bonds--0.2%
                 Philippine Government,
PHP       4,000  11.875%, 6/10/01 ................................        81,999
          7,000  16.50%, 2/25/09 .................................       146,414
                                                                      ----------
                 Total Philippine
                    long-term investments
                    (cost US$310,182) ............................       228,413
                                                                      ----------
                 SINGAPORE--0.4%
                 Government Bonds--0.3%
                 Singapore Government,
SGD         100  3.00%, 11/01/02 .................................        57,839
            540  4.00%, 2/01/05 ..................................       319,725
             50  4.00%, 3/01/07 ..................................        29,575
             70  4.625%, 7/01/10 .................................        43,112
                                                                      ----------
                 Total Singapore
                    government bonds
                    (cost US$444,928) ............................       450,251
                                                                      ----------
                 Utilities--0.1%
                 Singapore Power,
            250  4.60%, 9/21/07 ..................................       150,316
                                                                      ----------
                 Total Singapore corporate
                    non-bank bonds
                    (cost US$144,047) ............................       150,316
                                                                      ----------
                 Total Singapore long-term
                    investments
                    (cost US$588,975) ............................       600,567
                                                                      ----------
                 SOUTH KOREA--2.9%
                 Government Bonds--2.9%
                 EMBARC Ltd. Linked Note
                    Series 1-9,
US$       2,000  6.0522%, 8/18/03 (b)(d) .........................     1,635,238
                                                                      ----------
                 Government Banks
                 EMBARC Ltd. Linked Note
                    Series 1-7,
          2,600  5.9535%, 6/28/02 (b)(c) .........................     2,061,415
                                                                      ----------
                 Total Korean
                    long term investments
                    (cost US$4,054,261) ..........................     3,696,653
                                                                      ----------

Portfolio of Investments
January 31, 2001 (continued)                   The First Commonwealth Fund, Inc.
================================================================================

--------------------------------------------------------------------------------
Principal Amount
Local Currency(a)                                                        Value
     (000)               Description                                     (US$)
--------------------------------------------------------------------------------
                 THAILAND--0.6%
                 Government Bonds--0.4%
                 Thailand Government,
THB       5,000  6.125%, 4/12/02 (e) .............................       122,579
            550  8.25%, 10/14/03 .................................        14,752
         12,000  8.00%, 12/08/06 (e) .............................       348,275
                                                                      ----------
                 Total Thailand government bonds
                    (cost US$491,869) ............................       485,606
                                                                      ----------
                 Utilities--0.1%
                 Eastern Water Resources
                    Development and Management
                    Company Limited,
          4,000  9.00%, 7/22/04 (e) ..............................       104,235
                                                                      ----------
                 Total Thailand utility bonds
                    (cost US$102,863) ............................       104,235
                                                                      ----------
                 Corporate Non-Banks--0.1%
                 Advanced Info Service Public
                    Company Limited,
          5,200  6.50%, 3/20/03 (e) ..............................       125,969
                                                                      ----------
                 Total Thailand corporate
                    non-bank bonds
                    (cost US$137,821) ............................       125,969
                                                                      ----------
                 Total Thailand
                    long-term investments
                    (cost US$732,553) ............................       715,810
                                                                      ----------
                 UNITED KINGDOM--28.5%
                 Government Bonds--21.5%
                 United Kingdom Treasury,
(pound)   1,000  7.00%, 11/06/01 .................................     1,477,631
          1,500  8.00%, 6/10/03 ..................................     2,325,222
            500  5.00%, 6/07/04 ..................................       726,632
          1,250  8.50%, 12/07/05 .................................     2,088,155
          1,100  7.50%, 12/07/06 .................................     1,800,661
            500  5.75%, 12/07/09 .................................       776,971
          1,500  8.00%, 9/27/13 ..................................     2,855,094
            600  8.00%, 12/07/15 .................................     1,180,995
          3,000  8.00%, 6/07/21 ..................................     6,375,975
          2,350  6.00%, 12/07/28 .................................     4,307,022
                 Republic of Finland,
          1,000  8.00%, 4/07/03 ..................................     1,529,866
          1,250  10.125%, 6/22/08 ................................     2,289,328
                                                                      ----------
                 Total United Kingdom
                    government bonds
                    (cost US$29,691,767) .........................    27,733,552
                                                                      ----------

Portfolio of Investments
January 31, 2001 (continued)                   The First Commonwealth Fund, Inc.
================================================================================

--------------------------------------------------------------------------------
Principal Amount
Local Currency(a)                                                        Value
     (000)               Description                                     (US$)
--------------------------------------------------------------------------------
                 Utilities--3.0%
                 British Gas PLC,
(pound)   1,400  8.875%, 7/08/08 .................................     2,360,590
                 Thames Water Utilities
                    Finance PLC,
          1,000  10.50%, 11/21/01 ................................     1,509,877
                                                                    ------------
                 Total United Kingdom
                    utility bonds
                    (cost US$4,037,697) ..........................     3,870,467
                                                                    ------------
                 Banking and Finance--4.0%
                 Abbey National Treasury
                    Services PLC,
          1,250  8.00%, 4/02/03 ..................................     1,903,031
                 Barclays Bank PLC,
          1,000  9.875%, 5/29/49 .................................     1,717,652
                 Lloyds Bank PLC,
            500  7.375%, 3/11/04 .................................       758,221
                 Prudential Finance B.V.,
            500  9.375%, 6/04/07 .................................       849,634
                                                                    ------------
                 Total United Kingdom banking
                    and finance bonds
                    (cost US$5,044,856) ..........................     5,228,538
                                                                    ------------
                 Total United Kingdom
                    long-term investments
                    (cost US$38,774,320) .........................    36,832,557
                                                                    ------------
                 Total long-term investments
                    (cost US$128,373,936) ........................   116,302,841
                                                                    ------------
                 SHORT-TERM INVESTMENTS--8.1%
                 Australia--1.0%
                 Banque Nationale de Paris
                    Fixed Deposit,
A$        2,424  5.75%, 2/01/01
                    (cost US$1,327,993) ..........................     1,327,993
                                                                    ------------
                 Canada--2.0%
                 State Street Bank and Trust
                    Company Time Deposit,
C$        3,960  5.35%, 2/07/01
                    (cost US$2,642,615) ..........................     2,638,740
                                                                    ------------
                 New Zealand--1.3%
                 State Street Bank and Trust
                    Company Time Deposit,
NZ$       3,680  5.95%, 2/07/01
                    (cost US$1,613,484) ..........................     1,623,421
                                                                    ------------
                 United Kingdom--0.6%
                 State Street Bank and Trust
                    Company Fixed Deposit,
(pound)     491  5.8125%, 2/07/01
                    (cost US$717,043) ............................       717,043
                                                                    ------------
                 United States--3.2%
US$       4,075  Repurchase Agreement, State
                    Street Bank and Trust
                    Company, 5.45% dated 1/31/01,
                    due 02/01/01 in the amount
                    of $4,075,617 (collateralized
                    by $4,065,000 U.S. Treasury
                    Notes, 5.50% due 05/31/03;
                    value $4,164,633) ............................     4,075,000
             35  HSBC CNY Linked
                    Certificate of Deposit
                    0.00%, 4/23/01 ...............................        33,497
                                                                    ------------
                 Total United States
                    Short Term Investments
                    (cost US$4,108,338) ..........................     4,108,497
                                                                    ------------
                 Total short-term investments
                    (cost US$10,409,473) .........................    10,415,694
                                                                    ------------
                 Total Investments--98.1%
                    (cost US$138,783,409) ........................   126,718,535
                 Unrealized appreciation
                    on forward foreign
                    currency exchange
                    contracts--0.0% (f) ..........................        29,753
                 Other assets in excess of
                    liabilities--1.9% ............................     2,495,662
                                                                    ------------
                 Total Net Assets--100.0% ........................  $129,243,950
                                                                    ============

Portfolio of Investments
January 31, 2001 (concluded)                   The First Commonwealth Fund, Inc.
================================================================================

(a)   A$--Australian dollar
      C$--Canadian dollar
      NZ$--New Zealand dollar
      KRW--South Korean Won
      MYR--Malaysian Ringgit
      PHP--Philippine peso
      SGD--Singapore dollar
      THB--Thai Baht
      (pound)--British pound
      US$--United States dollar
(b) Coupon changes periodically upon a predetermined schedule. Stated interest rate in effect at January 31, 2001.
(c) Value of security is linked to the value of Korean Development Bank 7.01%, 6/26/02 and the movement of the South Korean Won.
(d) Value of security is linked to the value of Government of Korea 7.70% 8/16/03 and the movement of the South Korean Won.
(e) Securities pledged as collateral for the forward currency exchange contracts.
(f) Forward foreign currency exchange contracts entered into as of January 31, 2001 were as follows:

--------------------------------------------------------------------------------------------------------
Purchases
                                                                                          Net Unrealized
Contracts to Receive        In exchange for       Settlement Date           Value          Depreciation
--------------------------------------------------------------------------------------------------------
KRW 347,220,000               US$270,000             02/20/01            US$276,361          $  6,361
PHP  18,637,500               US$350,000             05/24/01            US$370,387            20,387
THB  11,032,500               US$250,000             02/22/01            US$260,262            10,262
THB   6,583,500               US$150,000             02/26/01            US$155,308             5,308
THB   6,139,000               US$140,000             02/26/01            US$144,822             4,822
THB   3,484,000               US$ 80,000             03/15/01            US$ 82,208             2,208
                                                                                             --------
                                                                                             $ 49,348
                                                                                             --------
--------------------------------------------------------------------------------------------------------
Sales
                                                                                          Net Unrealized
Contracts to Deliver        In exchange for       Settlement Date           Value          Appreciation
--------------------------------------------------------------------------------------------------------
THB  11,000,000               US$250,000             02/22/01            US$259,495          $ (9,495)
THB   6,534,000               US$150,000             02/26/01            US$154,140            (4,140)
THB   6,104,000               US$140,000             02/26/01            US$143,997            (3,997)
THB   3,473,600               US$ 80,000             03/15/01            US$ 81,963            (1,963)
                                                                                             --------
                                                                                             $(19,595)
                                                                                             --------
                                                                           Total             $ 29,753
                                                                                             ========

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Directors                        Officers
================================================================================

Martin J. Gilbert, Chairman      Hugh Young, President
David Lindsay Elsum              Ouma Sananikone,
Laurence S. Freedman               Vice President and
Neville J. Miles                   Chief Investment Officer
William J. Potter                David Manor, Treasurer
Sir David Rowe-Ham               Roy M. Randall, Secretary
Peter D. Sacks                   Michael Karagianis, Assistant Vice President
Anton E. Schrafl                 Barry G. Sechos, Assistant Treasurer
E. Duff Scott                    Allan S. Mostoff, Assistant Secretary
John T. Sheehy                   Margaret A. Bancroft, Assistant Secretary
Warren C. Smith                  Sander M. Bieber, Assistant Secretary
Hugh Young

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

[RECYCLE LOGO] Printed on post-consumer recycled paper

INVESTMENT MANAGER

Aberdeen Asset Managers (C.I.) Limited
P.O. Box 578, 17 Bond Street
St. Helier, Jersey JE45XB
Channel Islands

INVESTMENT ADVISOR

Aberdeen Asset Management Limited
Level 3, 190 George Street
Sydney, NSW 2000, Australia

CONSULTANT

CIBC World Markets, Inc.
BCE Place, Canada Trust Tower
P.O. Box 500
Toronto, Ontario, M5J 2S8
Canada

ADMINISTRATOR

Princeton Administrators, L.P.
Box 9095
Princeton, New Jersey 08543-9095

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Heritage Drive
Boston, Massachusetts 02171

AUCTION AGENT

Deutsche Bank
Four Albany Street
New York, New York 10006

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, DC 20006

Stikeman, Elliott
Level 40 Chifley Tower
2 Chifley Square
Sydney, NSW 2000, Australia

INVESTOR RELATIONS

Aberdeen Asset Management
45 Broadway, 31st Floor
New York, New York 10006
1-800-522-5454 or 1-212-968-8800
InvestorRelations@equitilinkny.com

The common shares of The First Commonwealth Fund, Inc. are traded on the New York Stock Exchange under the symbol "FCO." Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of The Wall Street Journal.

This report, including the financial information herein, is transmitted to the shareholders of The First Commonwealth Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.